Note 12 - Commitments and Contingencies - Future Minimum Lease Payments of Operating Leases (Details)	Oct. 31, 2018 USD ($)
2019	$ 1,971,150
2020	1,201,642
2021	812,929
2022	577,269
2023	323,458
Thereafter	202,597
$ 5,089,045